Summary of Significant Accounting Policies - Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Eligibility requirement, days of service (no less than)	31 days
Employer matching contribution, percent of match	40.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Vesting period	5 years
Employer contributions	$ 0.7	$ 0.3	$ 0.1